Quarterly Holdings Report
for

Fidelity® Limited Term Municipal Income Fund

September 30, 2019

STM-QTLY-1119
1.807744.115

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 90.9%
	Principal Amount (000s)	Value (000s)
Alabama - 0.7%
Jefferson County Gen. Oblig. Series 2018 B, 5% 4/1/21	2,630	2,763
Mobile County Board of School Commissioners:
Series 2016 A:	$	$
5% 3/1/22	585	631
5% 3/1/23	830	920
5% 3/1/24	1,225	1,392
5% 3/1/25	1,225	1,424
Series 2016 B:
5% 3/1/22	1,330	1,435
5% 3/1/24	1,210	1,375
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1.85%, tender 3/24/20 (a)	4,810	4,815
Montgomery Med. Clinic Facilities Series 2015:
5% 3/1/20	2,825	2,858
5% 3/1/21	490	510
5% 3/1/22	3,145	3,354

TOTAL ALABAMA		21,477

Alaska - 0.4%
Anchorage Gen. Oblig.:
Series B, 5% 9/1/22	1,395	1,541
Series C, 5% 9/1/22	980	1,082
Valdez Marine Term. Rev. (BP Pipelines (Alaska), Inc. Proj.) Series 2003 B, 5% 1/1/21	9,200	9,597

TOTAL ALASKA		12,220

Arizona - 3.8%
Arizona Ctfs. of Prtn. Series 2019 A:
5% 10/1/21	1,395	1,496
5% 10/1/22	1,485	1,645
5% 10/1/23	1,950	2,227
5% 10/1/24	2,025	2,381
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A:
5% 12/1/19	600	604
5% 12/1/20	800	833
5% 12/1/21	1,080	1,161
5% 12/1/22	785	870
5% 12/1/23	980	1,117
5% 12/1/24	1,465	1,716
Arizona State Lottery Rev. Series 2019:
5% 7/1/21 (b)	2,560	2,722
5% 7/1/22 (b)	2,045	2,248
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2005, 2.4%, tender 8/14/23 (a)	1,625	1,676
Series 2007, 2.7%, tender 8/14/23 (a)(c)	13,345	13,831
Series 2019, 5%, tender 6/3/24 (a)(c)	14,460	16,593
Glendale Gen. Oblig.:
Series 2015, 5% 7/1/22 (FSA Insured)	980	1,078
Series 2017:
5% 7/1/21	2,900	3,088
5% 7/1/22	3,320	3,651
Glendale Trans. Excise Tax Rev.:
5% 7/1/21 (FSA Insured)	735	783
5% 7/1/22 (FSA Insured)	1,145	1,260
5% 7/1/23 (FSA Insured)	1,365	1,548
Maricopa County Rev.:
Bonds Series 2019 D, 5%, tender 5/15/26 (a)	4,985	6,050
Series 2016 A, 5% 1/1/25	4,675	5,522
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 1.52%, tender 11/1/19 (a)(c)	16,000	15,997
Pima County Ctfs. of Prtn. Series 2014:
5% 12/1/21	2,160	2,330
5% 12/1/22	2,415	2,690
5% 12/1/23	3,350	3,847
Tempe Indl. Dev. Auth. Rev. (Mirabella At Asu, Inc. Proj.) Series 2017 B, 4% 10/1/23 (d)	3,915	3,957
Western Maricopa Ed. Ctr. District Series 2019 B:
4% 7/1/21	3,525	3,690
5% 7/1/26	2,000	2,455

TOTAL ARIZONA		109,066

California - 2.3%
Alameda Corridor Trans. Auth. Rev. Series 2004, 0% 10/1/19	260	260
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series A, 2.95%, tender 4/1/26 (a)	5,075	5,512
Series B, 2.85%, tender 4/1/25 (a)	4,150	4,445
Series C, 2.1%, tender 4/1/22 (a)	3,875	3,941
California Gen. Oblig. Series 2019, 5% 10/1/25	3,560	4,333
California Muni. Fin. Auth. Rev. (LINXS APM Proj.) Series 2018 A:
5% 12/31/23 (c)	860	977
5% 6/30/24 (c)	665	765
5% 12/31/24 (c)	800	932
5% 6/30/25 (c)	1,000	1,179
5% 12/31/25 (c)	1,760	2,099
5% 6/30/26 (c)	1,360	1,639
5% 12/31/26 (c)	2,570	3,131
5% 6/30/27 (c)	1,910	2,345
5% 12/31/27 (c)	3,000	3,720
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2017 A1:
5% 6/1/21	1,205	1,275
5% 6/1/22	1,685	1,836
5% 6/1/23	1,925	2,151
5% 6/1/24	1,085	1,238
Series A, 0% 6/1/24 (AMBAC Insured)	3,390	3,152
Northern California Energy Auth. Bonds Series 2018, 4%, tender 7/1/24 (a)	10,000	10,873
Oakland Unified School District Alameda County Series 2013, 5.5% 8/1/23	980	1,110
Palomar Health Rev. Series 2016:
5% 11/1/23	1,955	2,187
5% 11/1/24	1,955	2,242
Port of Oakland Rev. Series 2012 P, 5% 5/1/21 (c)	2,445	2,584
San Pablo Redev. Agcy. Series 2014 A, 5% 6/15/24 (FSA Insured)	1,350	1,575

TOTAL CALIFORNIA		65,501

Colorado - 1.3%
Colorado Health Facilities Auth. Bonds:
(Valley View Hosp. Assoc. Proj.) Series 2018, 2.8%, tender 5/15/23 (a)	1,385	1,431
Series 2019 B:
5%, tender 8/1/25 (a)	2,700	3,138
5%, tender 8/1/26 (a)	2,035	2,415
5%, tender 11/19/26 (a)	3,990	4,909
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity)	1,840	1,766
Colorado Health Facilities Auth. Rev. Bonds Series 2008 D3, 5%, tender 11/12/21 (a)	5,170	5,522
Colorado Hsg. & Fin. Auth.:
Series 2019 F, 4.25% 11/1/49	1,825	2,016
Series 2019 H, 4.25% 11/1/49	910	1,005
Colorado Reg'l. Trans. District Ctfs. of Prtn.:
Series 2013 A, 5% 6/1/23	4,400	4,969
Series 2014 A, 5% 6/1/23	3,775	4,263
Denver City & County Arpt. Rev. Series 2017 A, 5% 11/15/19 (c)	2,520	2,531
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,775	2,737
Series 2015 A, 5% 9/1/20	980	1,011

TOTAL COLORADO		37,713

Connecticut - 6.2%
Connecticut Gen. Oblig.:
Series 2012 C, 5% 6/1/21	22,910	24,273
Series 2014 H, 5% 11/15/21	6,255	6,729
Series 2016 A, 5% 3/15/26	1,925	2,315
Series 2019 A:
5% 4/15/23	1,550	1,738
5% 4/15/25	4,380	5,161
5% 4/15/26	2,355	2,838
5% 4/15/30	965	1,221
Series 2019 B:
5% 2/15/22	9,205	9,973
5% 2/15/23	14,690	16,391
5% 2/15/24	16,995	19,473
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
Series 2010 A, 1.8%, tender 2/9/21 (a)	16,680	16,782
Series 2014 B, 1.8%, tender 7/1/24 (a)	3,150	3,188
Series 2015 A, 2.05%, tender 7/21/21 (a)	16,315	16,518
Series U1, 2%, tender 2/8/22 (a)	11,050	11,218
Series X2, 1.8%, tender 2/9/21 (a)	12,000	12,074
Series 2018 S:
5% 7/1/23	1,455	1,639
5% 7/1/24	1,000	1,156
Series 2019 A:
4% 7/1/23 (d)	1,045	1,092
4% 7/1/24 (d)	1,090	1,151
5% 7/1/28 (d)	1,315	1,484
5% 7/1/29 (d)	940	1,070
Series 2019 Q-1:
5% 11/1/21	1,000	1,071
5% 11/1/23	1,870	2,122
Connecticut Hsg. Fin. Auth. Series 2013 B2, 4% 11/15/32	2,850	2,929
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2012 A, 5% 1/1/24	1,650	1,834
New Haven Gen. Oblig. Series 2016 A, 5% 8/15/25 (FSA Insured)	980	1,145
Stratford Gen. Oblig. Series 2019:
5% 1/1/25	3,890	4,545
5% 1/1/26	3,735	4,470
Univ. of Connecticut Gen. Oblig.:
Series 2013 A, 5% 2/15/22	1,000	1,083
Series 2016 A, 5% 3/15/22	775	842
Series 2019 A:
5% 11/1/26	1,000	1,224
5% 11/1/26	1,065	1,303

TOTAL CONNECTICUT		180,052

Delaware, New Jersey - 0.1%
Delaware River & Bay Auth. Rev. Series 2014 C, 5% 1/1/21	1,955	2,043
District Of Columbia - 1.1%
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2011 C:
5% 10/1/23 (c)	1,305	1,396
5% 10/1/24 (c)	1,175	1,257
Series 2012 A, 5% 10/1/22 (c)	6,185	6,823
Series 2014 A, 5% 10/1/23 (c)	435	494
Series 2017 A, 5% 10/1/26 (c)	6,555	7,998
Series 2018 A, 5% 10/1/21 (c)	3,595	3,844
Series 2019 A:
5% 10/1/22 (c)	1,815	2,002
5% 10/1/23 (c)	465	528
5% 10/1/25 (c)	1,410	1,684
Washington Convention & Sports Auth. Series 2018 A, 5% 10/1/21	5,000	5,368

TOTAL DISTRICT OF COLUMBIA		31,394

Florida - 7.8%
Brevard County School Board Ctfs. of Prtn.:
Series 2014, 5% 7/1/21	980	1,043
Series 2015 C:
5% 7/1/21	635	676
5% 7/1/22	3,645	3,996
5% 7/1/23	2,935	3,318
Broward County Arpt. Sys. Rev.:
Series 2012 Q1, 5% 10/1/21	980	1,051
Series 2015 C, 5% 10/1/24 (c)	1,010	1,176
Series A:
5% 10/1/22 (c)	2,935	3,235
5% 10/1/23 (c)	3,930	4,460
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2017 C, 5% 7/1/22	3,180	3,490
Series 2015 A:
5% 7/1/21	4,400	4,679
5% 7/1/22	3,425	3,759
5% 7/1/23	2,690	3,044
5% 7/1/24	1,290	1,503
Series 2015 B:
5% 7/1/21	6,120	6,508
5% 7/1/22	4,490	4,928
5% 7/1/23	2,690	3,044
5% 7/1/24	1,120	1,305
Citizens Property Ins. Corp. (Citizens Pla Proj.) Series 2012 A-1, 5% 6/1/20	1,000	1,023
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A, 5% 2/1/20	1,980	1,996
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/21	1,010	1,077
5% 10/1/22	1,955	2,139
5% 10/1/23	1,240	1,391
5% 10/1/24	1,955	2,242
5% 10/1/25	1,710	2,008
5% 10/1/26	1,955	2,287
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2017 A:
5% 10/1/24 (c)	2,140	2,482
5% 10/1/25 (c)	980	1,163
5% 10/1/26 (c)	1,955	2,369
Series 2019 A:
5% 10/1/24 (b)(c)	7,700	8,951
5% 10/1/25 (b)(c)	6,700	7,970
Halifax Hosp. Med. Ctr. Rev. Series 2015, 5% 6/1/23	1,295	1,440
Hillsborough County School District Sales Tax Rev. Series 2015 B, 5% 10/1/22 (FSA Insured)	1,975	2,187
Indian River County School Board Ctfs. of Prtn. Series 2014:
5% 7/1/20	915	940
5% 7/1/22	1,955	2,145
5% 7/1/23	1,955	2,210
Lee Memorial Health Sys. Hosp. Rev. Bonds Series 2019 A2, 5%, tender 4/1/26 (a)	4,810	5,722
Manatee County Rev. Series 2013:
5% 10/1/21	1,955	2,096
5% 10/1/22	980	1,085
Manatee County School District Series 2017, 5% 10/1/24 (FSA Insured)	1,270	1,493
Miami-Dade County Aviation Rev. Series 2017 B, 5% 10/1/20 (c)	2,075	2,146
Miami-Dade County Expressway Auth.:
(Waste Mgmt., Inc. of Florida Proj.):
5% 7/1/20	980	1,006
5% 7/1/21	1,955	2,074
5% 7/1/22	1,955	2,133
5% 7/1/23	1,955	2,139
Series 2014 B:
5% 7/1/22	1,465	1,599
5% 7/1/23	3,180	3,569
Miami-Dade County School Board Ctfs. of Prtn.:
Bonds Series 2014 A, 5%, tender 5/1/24 (a)	8,010	9,174
Series 2014 D:
5% 11/1/21	6,140	6,597
5% 11/1/22	2,850	3,161
5% 11/1/23	7,485	8,552
Series 2015 A:
5% 5/1/21	3,915	4,141
5% 5/1/22	3,640	3,974
5% 5/1/23	6,360	7,160
Series 2015 B, 5% 5/1/24	28,915	33,505
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
4% 12/1/19 (Escrowed to Maturity)	980	984
5% 12/1/20 (Escrowed to Maturity)	1,395	1,453
5% 12/1/21 (Escrowed to Maturity)	1,465	1,578
5% 12/1/23 (Escrowed to Maturity)	190	218
5% 12/1/24 (Escrowed to Maturity)	380	447
Palm Beach County School Board Ctfs. of Prtn. Series 2014 B:
4% 8/1/21	3,950	4,142
5% 8/1/21	5,185	5,531
5% 8/1/22	980	1,080
Pasco County School District Sales Tax Rev. Series 2013:
5% 10/1/20	980	1,015
5% 10/1/21	980	1,050
5% 10/1/22	980	1,081
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/19 (c)	1,980	1,980
Seminole County School Board Ctfs. of Prtn. Series 2016 C:
5% 7/1/25	980	1,170
5% 7/1/26	1,115	1,366
Tallahassee Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/21	1,135	1,214
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2005, 5.5% 10/1/22 (FGIC Insured)	1,340	1,506
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/20	1,760	1,816

TOTAL FLORIDA		226,192

Georgia - 3.3%
Atlanta Arpt. Rev. 5% 1/1/22	980	1,060
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.) Series 2009 1st, 2.75%, tender 3/15/23 (a)	21,200	21,823
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994, 2.25%, tender 5/25/23 (a)	6,480	6,567
Series 2013 1st, 2.925%, tender 3/12/24 (a)	9,930	10,350
(Oglethorpe Pwr. Corp. Vogtle Proj.):
Series 2013 A, 2.4%, tender 4/1/20 (a)	9,780	9,813
Series 2017 E, 3.25%, tender 2/3/25 (a)	900	936
Georgia Muni. Elec. Auth. Pwr. Rev. Series GG:
5% 1/1/20	660	666
5% 1/1/21	1,635	1,707
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series 2014 U:
5% 10/1/19	1,465	1,465
5% 10/1/22	980	1,082
5% 10/1/23	2,365	2,686
Series R, 5% 10/1/21	4,890	5,232
Main Street Natural Gas, Inc. Bonds Series 2018 C, 4%, tender 12/1/23 (a)	13,910	15,099
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) Series 1995, 2.25% 7/1/25	4,005	4,064
Bonds:
(Georgia Pwr. Co. Plant Scherer Proj.) Series 2009, 2.35%, tender 12/11/20 (a)	4,610	4,650
(Gulf Pwr. Co. Plant Scherer Proj.) Series 2002 1, 2%, tender 6/25/20 (a)	6,000	6,016
Private Colleges & Univs. Auth. Rev. (The Savannah College of Arts and Design Projs.) Series 2014, 5% 4/1/21	3,260	3,436

TOTAL GEORGIA		96,652

Hawaii - 0.3%
State of Hawaii Dept. of Trans. Series 2013:
5% 8/1/20 (c)	2,985	3,072
5% 8/1/21 (c)	540	573
5% 8/1/22 (c)	2,030	2,217
5% 8/1/23 (c)	1,440	1,612

TOTAL HAWAII		7,474

Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2019 A, 4% 1/1/50	450	492
Illinois - 12.4%
Champaign County Cmnty. Unit Series 2019:
4% 6/1/24 (b)	420	466
4% 6/1/25 (b)	465	525
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,780	9,261
Series 2010 F, 5% 12/1/20	745	769
Series 2017 C:
5% 12/1/26	485	560
5% 12/1/27	2,830	3,310
Series 2018 C, 5% 12/1/24	13,000	14,596
Chicago Gen. Oblig. (City Colleges Proj.) Series 1999, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,435	14,361
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago Series 2007, 5.25% 12/1/32	2,920	3,872
Chicago Midway Arpt. Rev.:
Series 2014 B:
5% 1/1/20	610	615
5% 1/1/21	390	407
5% 1/1/23	2,445	2,719
5% 1/1/22	4,890	5,277
5% 1/1/23	5,770	6,417
Chicago Motor Fuel Tax Rev. Series 2013:
5% 1/1/20	295	297
5% 1/1/21	390	402
5% 1/1/22	295	310
5% 1/1/23	525	561
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2012 A, 5% 1/1/21	1,370	1,432
Series 2012 B, 5% 1/1/21 (c)	4,505	4,699
Series 2013 B, 5% 1/1/22	3,915	4,226
Series 2013 D, 5% 1/1/22	3,150	3,400
Series 2017 D, 5% 1/1/27 (c)	1,470	1,789
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/20	2,430	2,482
5% 6/1/21	2,305	2,429
5% 6/1/25	1,225	1,430
Chicago Wastewtr. Transmission Rev. Series 2012, 5% 1/1/23	1,175	1,258
Cook County Gen. Oblig.:
Series 2009 C, 5% 11/15/21	8,390	8,425
Series 2010 A, 5.25% 11/15/22	4,850	5,051
Series 2011 A, 5.25% 11/15/22	980	1,051
Series 2012 C:
5% 11/15/19	3,130	3,143
5% 11/15/20	7,055	7,327
5% 11/15/21	5,465	5,848
5% 11/15/22	1,260	1,385
Series 2014 A:
5% 11/15/20	980	1,018
5% 11/15/21	490	524
5% 11/15/22	1,325	1,456
Granite City Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 2.2%, tender 5/1/20 (a)(c)	14,250	14,288
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C, 5% 8/1/26	1,650	1,964
(OSF Healthcare Sys.) Series 2018 A:
5% 5/15/26	4,300	5,179
5% 5/15/27	9,260	11,394
Bonds:
(Ascension Health Cr. Group Proj.) Series 2012 E2, 1.75%, tender 4/1/21 (a)	3,000	3,016
Series 2017 B, 5%, tender 12/15/22 (a)	4,825	5,352
Series E, 2.25%, tender 4/29/22 (a)	22,430	22,888
Series 2011 IL, 5% 12/1/22 (Pre-Refunded to 12/1/21 @ 100)	1,110	1,195
Series 2012 A, 5% 5/15/23	1,270	1,382
Series 2012:
5% 9/1/20	1,440	1,487
5% 9/1/21	2,000	2,138
5% 9/1/22	3,455	3,815
Series 2015 A:
5% 11/15/22	490	543
5% 11/15/24	1,490	1,737
5% 11/15/25	1,905	2,273
5% 11/15/26	1,955	2,329
Series 2015 B:
5% 11/15/20	1,615	1,679
5% 11/15/24	1,910	2,237
Series 2016 A:
5% 8/15/20	490	502
5% 2/15/21	735	770
5% 8/15/21	685	722
5% 2/15/23	980	1,091
5% 8/15/23	1,465	1,624
5% 8/15/24	2,135	2,422
Series 2016 C:
5% 2/15/20	4,970	5,030
5% 2/15/22	3,335	3,623
5% 2/15/23	4,470	5,014
5% 2/15/24	5,220	6,036
Series 2016:
5% 7/1/22	2,895	3,184
5% 5/15/25	490	577
5% 5/15/26	980	1,180
5% 5/15/27	1,225	1,467
Series 2017:
5% 1/1/23	1,465	1,636
5% 1/1/25	2,260	2,671
Series 2019:
5% 4/1/26	1,625	1,962
5% 4/1/27	2,135	2,631
5% 4/1/28	1,425	1,788
5% 4/1/29	2,000	2,549
Illinois Gen. Oblig.:
Series 2010, 5% 1/1/21 (FSA Insured)	1,565	1,578
Series 2012 A, 4% 1/1/23	1,245	1,287
Series 2012:
5% 8/1/21	2,360	2,480
5% 8/1/22	5,675	6,096
Series 2013:
5% 7/1/21	6,360	6,669
5% 7/1/22	10,995	11,787
Series 2014:
5% 2/1/22	2,935	3,115
5% 4/1/23	2,165	2,351
5% 2/1/25	2,275	2,495
Series 2016, 5% 1/1/26	2,900	3,286
Series 2017 D:
5% 11/1/23	3,860	4,225
5% 11/1/25	6,635	7,439
Series 2018 A, 5% 10/1/26	4,615	5,292
Series 2019 B, 5% 9/1/20	3,740	3,835
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/23	1,180	1,314
Illinois Reg'l. Trans. Auth. Series 2017 A:
5% 7/1/20	1,320	1,355
5% 7/1/21	1,320	1,401
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24	4,715	4,323
0% 1/15/25	4,915	4,407
0% 1/15/26	3,695	3,232
McHenry County Conservation District Gen. Oblig. Series 2014, 5% 2/1/23	2,175	2,423
Railsplitter Tobacco Settlement Auth. Rev.:
Series 2010, 5.5% 6/1/23 (Pre-Refunded to 6/1/21 @ 100)	11,285	12,057
Series 2017, 5% 6/1/22	9,780	10,644

TOTAL ILLINOIS		357,564

Indiana - 3.1%
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 1.4%, tender 12/2/19 (a)(c)	3,500	3,499
Indiana Fin. Auth. Health Sys. Rev. Bonds Series 2019 B, 2.25%, tender 7/1/25 (a)	2,005	2,086
Indiana Fin. Auth. Hosp. Rev.:
Bonds Series 2015 B, 1.65%, tender 7/2/22 (a)	3,345	3,356
Series 2013:
5% 8/15/22	685	755
5% 8/15/23	980	1,112
Indiana Fin. Auth. Rev. Series 2012:
5% 3/1/20	635	644
5% 3/1/21	1,200	1,256
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.):
Series 2012 A:
5% 10/1/20	805	833
5% 10/1/22	1,565	1,731
Series 2014 A:
5% 10/1/20	365	378
5% 10/1/21	370	397
5% 10/1/22	660	730
Series 2015 A:
5% 10/1/24	1,460	1,712
5% 10/1/25	1,590	1,867
Indiana Health Facility Fing. Auth. Rev. Bonds Series 2001 A2, 2%, tender 2/1/23 (a)	1,440	1,465
Indiana Hsg. & Cmnty. Dev. Auth. Series 2019 B, 3.5% 1/1/49	1,855	1,996
Indianapolis Local Pub. Impt. (Indianapolis Arpt. Auth. Proj.) Series 2016 A1:
5% 1/1/21 (c)	2,690	2,808
5% 1/1/23 (c)	1,940	2,150
5% 1/1/24 (c)	2,715	3,091
5% 1/1/25 (c)	2,845	3,320
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/20	1,315	1,324
4% 1/15/21	1,225	1,264
5% 7/15/20	1,145	1,176
5% 7/15/21	980	1,041
Whiting Envir. Facilities Rev.:
(BP Products North America, Inc. Proj.) Series 2009, 5.25% 1/1/21	4,160	4,352
Bonds:
(BA Products North America, Inc. Proj.) Series 2019 A, 5%, tender 6/5/26 (a)(c)	15,945	18,920
(BP Products North America, Inc. Proj.):
Series 2008, 1.85%, tender 10/1/19 (a)	1,470	1,470
Series 2015, 5%, tender 11/1/22 (a)(c)	22,305	24,488
Series 2016 A, 5%, tender 3/1/23 (a)(c)	1,200	1,328

TOTAL INDIANA		90,549

Kansas - 0.1%
Desoto Usd # 232 Series 2015 A, 5% 9/1/22	1,525	1,685
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2016 A:
5% 9/1/22	490	539
5% 9/1/23	710	804
5% 9/1/25	785	935

TOTAL KANSAS		3,963

Kentucky - 2.2%
Ashland Med. Ctr. Rev.:
(Ashland Hosp. Corp. D/B/A King's Daughters Med. Ctr. Proj.) Series 2016 A, 5% 2/1/24	1,330	1,482
(Ashland Hosp. Corp. D/B/A Kings Daughters Med. Ctr. Proj.) Series 2016 A, 5% 2/1/25	980	1,116
Carroll County Envir. Facilities Rev. Bonds (Kentucky Utils. Co. Proj.):
Series 2004 A, 1.75%, tender 9/1/26 (a)(c)	1,745	1,735
Series 2008 A, 1.2%, tender 6/1/21 (a)(c)	7,805	7,770
Kentucky Econ. Dev. Fin. Auth. Bonds Series 2009 B, 2.7%, tender 11/10/21 (a)	10,200	10,410
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2015 A:
5% 6/1/20	1,380	1,406
5% 6/1/22	1,525	1,636
5% 6/1/24	1,655	1,859
Kentucky State Property & Buildings Commission Rev. (Kentucky St Proj.) Series D, 5% 5/1/21	980	1,034
Kentucky, Inc. Pub. Energy Bonds:
Series 2019 A1, 4%, tender 6/1/25 (a)	10,455	11,573
Series C1, 4%, tender 6/1/25 (a)	15,000	16,591
Louisville Reg'l. Arpt. Auth. Sys. Rev. Series 2014 A, 5% 7/1/24 (c)	1,280	1,470
Louisville/Jefferson County Metropolitan Gov. Series 2012 A:
5% 12/1/28 (Pre-Refunded to 6/1/22 @ 100)	505	551
5% 12/1/29 (Pre-Refunded to 6/1/22 @ 100)	2,140	2,336
Univ. Louisville Revs. Series 2016 C, 3% 9/1/21	2,315	2,381

TOTAL KENTUCKY		63,350

Louisiana - 2.1%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/21 (FSA Insured)	4,890	5,174
Louisiana Gen. Oblig.:
Series 2012 A, 5% 8/1/22	1,480	1,628
Series 2012 C, 5% 7/15/21	3,305	3,517
Series 2014 D1, 5% 12/1/22	1,275	1,417
Series 2016 B:
5% 8/1/22	14,185	15,609
5% 8/1/23	6,115	6,935
Series 2016 D, 5% 9/1/22	6,220	6,859
Louisiana Stadium and Exposition District Series 2013 A:
5% 7/1/21	1,465	1,555
5% 7/1/22	980	1,074
New Orleans Aviation Board Rev.:
(North Term. Proj.) Series 2017 B:
5% 1/1/23 (c)	300	331
5% 1/1/24 (c)	195	220
5% 1/1/25 (c)	195	225
5% 1/1/26 (c)	490	579
Series 2017 D2:
5% 1/1/23 (c)	390	430
5% 1/1/24 (c)	735	830
5% 1/1/25 (c)	490	566
New Orleans Gen. Oblig. Series 2012, 5% 12/1/20	2,740	2,853
St. John Baptist Parish Rev.:
(Marathon Oil Corp.) Series 2017, 2.2% 6/1/37 (a)(b)	3,765	3,791
Bonds (Marathon Oil Corp.) Series 2017, 2%, tender 4/1/23 (a)(b)	3,555	3,562
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	4,400	4,922

TOTAL LOUISIANA		62,077

Maine - 0.1%
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/21	2,350	2,501
5% 7/1/22	1,810	1,992

TOTAL MAINE		4,493

Maryland - 0.9%
Baltimore Proj. Rev. Series 2017 D:
5% 7/1/24	3,220	3,759
5% 7/1/25	3,380	4,053
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A:
4% 6/1/20	2,960	3,008
5% 6/1/21	1,640	1,731
5% 6/1/22	1,750	1,899
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2015:
5% 7/1/22	880	962
5% 7/1/23	980	1,101
5% 7/1/24	1,955	2,255
5% 7/1/25	1,730	2,045
Maryland St Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev. Series 2019 B, 4% 9/1/49	2,540	2,779
Rockville Mayor & Council Econ. Dev. (Rfdg.-Ingleside King Farm Proj.) Series 2017:
2.5% 11/1/24	850	850
3% 11/1/25	625	628

TOTAL MARYLAND		25,070

Massachusetts - 0.7%
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Bonds Series 2019 A, 5%, tender 1/1/23 (a)	3,000	3,337
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2012, 5% 7/1/31 (Pre-Refunded to 7/1/21 @ 100)	1,035	1,101
Series 2016 I:
5% 7/1/21	490	518
5% 7/1/22	585	637
5% 7/1/23	660	739
5% 7/1/24	1,075	1,236
5% 7/1/25	980	1,154
5% 7/1/26	980	1,180
Series 2019 A:
5% 7/1/23	525	587
5% 7/1/24	1,150	1,317
5% 7/1/25	825	967
Massachusetts Edl. Fing. Auth. Rev. Series 2016 J, 5% 7/1/23 (c)	2,175	2,439
Massachusetts Port Auth. Rev. Series 2017 A:
5% 7/1/24 (c)	3,005	3,478
5% 7/1/25 (c)	1,115	1,322

TOTAL MASSACHUSETTS		20,012

Michigan - 3.4%
Clarkston Cmnty. Schools 5% 5/1/22	1,635	1,786
Detroit Downtown Dev. Auth. Tax Series A, 5% 7/1/24 (FSA Insured)	1,000	1,147
Detroit Swr. Disp. Rev. Series 2006 D, 3 month U.S. LIBOR + 0.600% 2.154% 7/1/32 (a)(e)	3,980	3,911
Grand Blanc Cmnty. Schools Series 2013:
5% 5/1/21	2,105	2,225
5% 5/1/22	1,810	1,977
Grand Rapids Pub. Schools 5% 5/1/23 (FSA Insured)	1,275	1,435
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/22	980	1,068
5% 5/15/24	540	621
5% 5/15/25	635	748
5% 5/15/26	610	734
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series 2016 I:
5% 4/15/22	980	1,071
5% 4/15/24	1,450	1,686
Michigan Fin. Auth. Rev.:
(Detroit Wtr. and Sewage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj.) Series 2014 D1, 5% 7/1/22 (FSA Insured)	1,920	2,109
Bonds:
Series 2019 B, 3.5%, tender 11/15/22 (a)	1,630	1,722
Series 2019 MI2, 5%, tender 2/1/25 (a)	4,830	5,664
Series 2015 A:
5% 8/1/22	2,350	2,585
5% 8/1/23	3,715	4,215
Michigan Gen. Oblig. Series 2016:
5% 3/15/21	980	1,032
5% 3/15/22	2,280	2,482
5% 3/15/23	3,915	4,399
5% 3/15/24	6,760	7,817
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Cr. Group Proj.) Series F5, 2.4%, tender 3/15/23 (a)	3,535	3,648
Series 2005 A4, 1.625%, tender 11/1/19 (a)	6,615	6,616
Series 2010 F4, 1.95%, tender 4/1/20 (a)	6,400	6,417
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds:
(Consumer Energy Co. Proj.) Series 2019, 1.8%, tender 10/1/24 (a)(c)	3,140	3,133
Series CC, 1.45%, tender 9/1/21 (a)	7,040	6,999
Portage Pub. Schools Series 2016:
5% 5/1/23	1,990	2,237
5% 11/1/23	1,335	1,523
5% 5/1/24	1,880	2,176
5% 11/1/24	1,955	2,294
5% 5/1/25	1,100	1,309
5% 11/1/25	1,195	1,441
5% 11/1/26	1,155	1,410
5% 11/1/28	985	1,198
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D:
5% 9/1/21	1,465	1,566
5% 9/1/23	490	557
Spring Lake Pub. Schools:
5% 11/1/20	1,705	1,771
5% 5/1/21	4,020	4,249

TOTAL MICHIGAN		98,978

Minnesota - 0.7%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2014 A:
5% 1/1/22	980	1,061
5% 1/1/23	980	1,094
Series 2014 B:
5% 1/1/21 (c)	2,240	2,339
5% 1/1/22 (c)	1,955	2,105
5% 1/1/23 (c)	980	1,086
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	2,950	3,314
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2017:
5% 1/1/22	1,160	1,251
5% 1/1/23	1,115	1,240
5% 1/1/24	1,560	1,785
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series 2014 A:
5% 1/1/22	980	1,060
5% 1/1/23	1,465	1,636
5% 1/1/24	980	1,128

TOTAL MINNESOTA		19,099

Mississippi - 0.0%
Mississippi Hosp. Equip. & Facilities Auth. (Forrest County Gen. Hosp. Rfdg. Proj.) Series 2019 B, 5% 1/1/24 (b)	400	454
Missouri - 0.4%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/20	320	324
5% 3/1/21	390	406
5% 3/1/22	585	625
5% 3/1/23	980	1,072
5% 3/1/24	685	766
5% 3/1/25	710	811
5% 3/1/26	980	1,141
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50	535	587
Saint Louis Arpt. Rev. Series A, 5.25% 7/1/26 (FSA Insured)	5,270	6,533

TOTAL MISSOURI		12,265

Montana - 0.0%
Montana Board Hsg. Single Family Series 2019 B, 4% 6/1/50	260	290
Nebraska - 0.1%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2019 B, 4% 9/1/49 (c)	1,540	1,671
Nevada - 2.3%
Clark County Arpt. Rev.:
(Sub Lien Proj.) Series 2017 A-1, 5% 7/1/22 (c)	3,915	4,280
Series 2017 C, 5% 7/1/21 (c)	7,785	8,261
Clark County School District:
Series 2016 A:
5% 6/15/21	1,470	1,559
5% 6/15/23	1,285	1,449
Series 2016 D, 5% 6/15/23	10,000	11,279
Series 2017 A:
5% 6/15/22	2,800	3,068
5% 6/15/26	1,285	1,563
Series 2017 C:
5% 6/15/21	9,030	9,575
5% 6/15/23	4,550	5,132
Nevada Dept. of Bus. & Industry Bonds (Republic Svcs., Inc. Proj.) Series 2001, 1.875%, tender 12/2/19 (a)(c)(d)	3,500	3,501
Nevada Gen. Oblig. Series 2013 D1, 5% 3/1/24	2,640	2,966
Washoe County Gas & Wtr. Facilities Bonds (Sierra Pacific Pwr. Co. Proj.) Series 2016 B, 3%, tender 6/1/22 (a)	5,185	5,380
Washoe County Gas Facilities Rev. Bonds:
Series 2016 F, 2.05%, tender 4/15/22 (a)(c)	4,800	4,832
Series 2016, 2.05%, tender 4/15/22 (a)(c)	2,900	2,919

TOTAL NEVADA		65,764

New Hampshire - 0.7%
Nat'l. Fin. Auth. Solid Bonds (Waste Mgmt., Inc. Proj.):
Series 2019 A3, 2.15%, tender 7/1/24 (a)(c)	4,455	4,480
Series 2019 A4, 2.15%, tender 7/1/24 (a)(c)	2,250	2,262
New Hampshire Health & Ed. Facilities Auth.:
Series 2017 B, 4.125% 7/1/24 (d)	1,010	1,012
Series 2017 C, 3.5% 7/1/22 (d)	335	335
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Southern NH Med. Ctr. Proj.) Series 2016, 3% 10/1/21	1,375	1,410
Series 2012:
4% 7/1/20	2,645	2,690
4% 7/1/21	1,485	1,544
Series 2016:
5% 10/1/21	1,225	1,306
5% 10/1/22	900	988
5% 10/1/23	2,785	3,143

TOTAL NEW HAMPSHIRE		19,170

New Jersey - 6.1%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/20	3,030	3,067
5% 2/15/21	2,445	2,554
5% 2/15/22	2,445	2,636
5% 2/15/23	2,770	3,069
New Jersey Econ. Dev. Auth. Rev.:
(Provident Montclair Proj.) Series 2017:
4% 6/1/22 (FSA Insured)	980	1,040
5% 6/1/23 (FSA Insured)	1,230	1,375
5% 6/1/24 (FSA Insured)	980	1,125
Series 2011 EE, 5% 9/1/20	1,320	1,360
Series 2012 II:
5% 3/1/21	6,650	6,961
5% 3/1/22	6,155	6,629
Series 2013, 5% 3/1/23	13,920	15,371
Series 2016 BBB, 5% 6/15/23	9,010	10,025
New Jersey Edl. Facility:
Series 2014:
5% 6/15/20	10,760	11,010
5% 6/15/21	10,760	11,364
Series 2016 A:
5% 7/1/21	2,150	2,260
5% 7/1/22	6,160	6,653
5% 7/1/23	3,315	3,671
5% 7/1/24	7,740	8,786
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2016 A:
5% 7/1/21	170	180
5% 7/1/22	170	185
5% 7/1/23	595	664
5% 7/1/24	985	1,125
5% 7/1/24	475	543
5% 7/1/24	1,200	1,398
5% 7/1/25	515	601
5% 7/1/26	170	202
5% 7/1/27	255	303
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2013, 5% 12/1/19 (c)	3,765	3,786
Series 2017 1A:
5% 12/1/22 (c)	1,250	1,376
5% 12/1/23 (c)	1,930	2,177
Series 2017 1B, 5% 12/1/21 (c)	1,285	1,377
Series 2019 A:
5% 12/1/23	720	822
5% 12/1/24	420	492
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Series 2019 D:
4% 4/1/20 (c)	1,015	1,027
4% 10/1/21 (c)	2,120	2,207
4% 4/1/22 (c)	1,655	1,738
4% 4/1/23 (c)	1,090	1,162
4% 10/1/23 (c)	1,150	1,236
4% 4/1/25 (c)	1,405	1,542
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds Series 2017 C5, 1 month U.S. LIBOR + 0.460% 1.922%, tender 1/1/21 (a)(e)	10,485	10,497
Series 2017 C1, 1 month U.S. LIBOR + 0.340% 1.802% 1/1/21 (a)(e)	1,170	1,171
New Jersey Trans. Trust Fund Auth.:
Series 2010 A, 0% 12/15/27	5,520	4,474
Series 2013 A, 5% 6/15/20	17,605	18,014
Series 2016 A, 5% 6/15/27	3,960	4,713
Series 2018 A, 5% 6/15/24	5,000	5,728
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A, 5% 9/15/21	4,795	5,113
Rutgers State Univ. Rev. Series Q:
5% 5/1/21 (b)	990	1,033
5% 5/1/22 (b)	690	744
5% 5/1/23 (b)	540	600

TOTAL NEW JERSEY		175,186

New Mexico - 1.7%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.):
Series 2005 B, 1.875%, tender 4/1/20 (a)	10,785	10,791
Series 2011, 1.875%, tender 4/1/20 (a)	6,155	6,158
New Mexico Mtg. Fin. Auth. Series 2019 C, 4% 7/1/50	4,965	5,425
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev.:
Bonds Series 2019 A, 5%, tender 5/1/25 (Liquidity Facility Royal Bank of Canada) (a)	15,000	17,488
Series 2019 A:
4% 5/1/21 (Liquidity Facility Royal Bank of Canada)	505	525
4% 11/1/21 (Liquidity Facility Royal Bank of Canada)	625	657
4% 5/1/22 (Liquidity Facility Royal Bank of Canada)	960	1,020
4% 11/1/23 (Liquidity Facility Royal Bank of Canada)	710	778
4% 5/1/24 (Liquidity Facility Royal Bank of Canada)	950	1,049
4% 11/1/24 (Liquidity Facility Royal Bank of Canada)	1,450	1,617
4% 5/1/25 (Liquidity Facility Royal Bank of Canada)	2,790	3,115

TOTAL NEW MEXICO		48,623

New York - 2.1%
Dorm. Auth. New York Univ. Rev. Series 2016 A:
5% 7/1/22	490	538
5% 7/1/24	1,810	2,105
Long Island Pwr. Auth. Elec. Sys. Rev. Bonds Series 2019 B, 1.65%, tender 9/1/24 (a)	6,500	6,490
New York Dorm. Auth. Revs. Bonds:
Series 2019 B1, 5%, tender 5/1/48	1,740	1,869
Series 2019 B2, 5%, tender 5/1/48	1,430	1,626
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2018 A, 5%, tender 11/15/20 (a)	20,000	20,749
Series 2008 B2, 5% 11/15/21	3,915	4,208
Series 2012 B, 5% 11/15/22	1,955	2,166
Series 2012 E, 5% 11/15/21	2,380	2,558
Series 2014 C, 5% 11/15/21	2,740	2,945
Series 2016 B, 5% 11/15/21	2,150	2,311
New York State Mtg. Agcy. Homeowner Mtg. Series 221, 3.5% 10/1/32 (c)	570	612
Niagara Frontier Trans. Auth. Arpt. Rev. Series 2019 A:
5% 4/1/25 (c)	625	726
5% 4/1/27 (c)	1,350	1,635
Onondaga County Ind. Dev. Agcy. Swr. Facilities Rev. (Bristol-Meyers Squibb Co. Proj.) 5.75% 3/1/24 (c)	5,335	6,157
Yonkers Gen. Oblig. Series 2017 C, 5% 10/1/22 (Build America Mutual Assurance Insured)	2,490	2,762

TOTAL NEW YORK		59,457

North Carolina - 1.3%
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/25	1,115	1,289
5% 10/1/26	1,260	1,485
North Carolina Cap. Facilities Fin. Agcy. Rev. Bonds (Republic Svcs., Inc. Proj.):
Series 2010 B, 1.4%, tender 12/3/19 (a)(c)	4,500	4,498
Series 2013, 1.5%, tender 12/16/19 (a)(c)	3,250	3,248
North Carolina Grant Anticipation Rev. Series 2017:
5% 3/1/22	3,580	3,893
5% 3/1/23	3,580	4,018
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds:
Series 2019 B, 2.2%, tender 12/1/22 (a)	4,235	4,283
Series 2019 C, 2.55%, tender 6/1/26 (a)	7,335	7,665
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2015 E:
5% 1/1/22	4,890	5,285
5% 1/1/23	1,465	1,633

TOTAL NORTH CAROLINA		37,297

Ohio - 2.2%
Akron Bath Copley Hosp. District Rev. Series 2016, 5% 11/15/24	1,955	2,275
Allen County Hosp. Facilities Rev. Bonds (Mercy Health) Series 2017 B, 5%, tender 5/5/22 (a)	5,280	5,751
American Muni. Pwr., Inc. Rev. Bonds:
(Combined Hydroelectric Proj.) Series 2018, 2.25%, tender 8/15/21 (a)	2,500	2,517
Series 2019 A, 2.3%, tender 2/15/22 (a)	5,500	5,579
Cleveland Arpt. Sys. Rev.:
Series 2016 A, 5% 1/1/26 (FSA Insured)	490	577
5% 1/1/20 (FSA Insured)	415	419
5% 1/1/22 (FSA Insured)	1,295	1,399
5% 1/1/24 (FSA Insured)	1,175	1,347
5% 1/1/25 (FSA Insured)	1,225	1,443
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/22	2,100	2,246
5% 6/15/23	1,815	1,979
Franklin County Hosp. Facilities Rev. Series 2016 C, 5% 11/1/23	2,800	3,203
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/19	1,870	1,881
5% 12/1/20	2,155	2,245
5% 12/1/21	2,000	2,149
Hamilton County HealthCare Facilities Rev. Series 2012, 5% 6/1/21	1,200	1,268
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/27	500	619
5% 8/1/28	1,000	1,262
Ohio Hosp. Facilities Rev. Series 2017 A:
5% 1/1/21	2,640	2,761
5% 1/1/22	1,665	1,801
5% 1/1/23	1,955	2,183
5% 1/1/24	1,690	1,944
5% 1/1/25	2,035	2,399
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	380	425
Scioto County Hosp. Facilities Rev.:
Series 2016:
5% 2/15/21	1,295	1,354
5% 2/15/22	1,075	1,159
5% 2/15/23	2,075	2,302
5% 2/15/24	1,605	1,824
5% 2/15/25	1,675	1,952
5% 2/15/26	1,225	1,459
Series 2019, 5% 2/15/29	2,580	2,944

TOTAL OHIO		62,666

Oklahoma - 0.2%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B:
5% 8/15/24	500	570
5% 8/15/25	500	584
5% 8/15/26	800	954
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.) Series 2012, 5% 2/15/23 (Pre-Refunded to 2/15/22 @ 100)	2,545	2,762
Series 2004 A, 2.375% 12/1/21 (a)	1,320	1,342
Oklahoma Hsg. Fin. Agcy. Collateralized Bonds Series 2019, 1.6%, tender 7/1/22	480	479

TOTAL OKLAHOMA		6,691

Oregon - 1.3%
Clackamas County Hosp. Facility Auth. (Willamette View Proj.) Series 2017 B, 3% 11/15/22	390	390
Gilliam County Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.):
Series 2000 A, 2.4%, tender 5/2/22 (a)(c)	2,500	2,546
Series 2003 A, 2.4%, tender 5/2/22 (a)(c)	2,275	2,316
Oregon Bus. Dev. Commission Bonds Series 250, 5%, tender 3/1/22 (a)(c)	10,845	11,720
Oregon Bus. Dev. Commn Recovery Zone Facility Bonds (Intel Corp. Proj.) Series 232, 2.4%, tender 8/14/23 (a)	21,105	21,766

TOTAL OREGON		38,738

Pennsylvania - 1.6%
Commonwealth Fing. Auth. Rev. Series 2020 A:
5% 6/1/24 (b)	1,475	1,668
5% 6/1/25 (b)	1,150	1,333
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	2,445	2,451
Series B, 1.8%, tender 8/15/22 (a)	5,245	5,283
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A:
4% 10/1/19	645	645
5% 10/1/20	1,230	1,262
5% 10/1/23	190	209
Series 2019, 5% 9/1/29	1,000	1,275
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/20	2,095	2,124
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2019 B1, 1.5%, tender 10/15/19 (a)(c)	1,800	1,800
(Waste Mgmt., Inc. Proj.):
Series 2009, 2.8%, tender 12/1/21 (a)	1,700	1,741
Series 2017 A, 1.7%, tender 8/3/20 (a)(c)	3,220	3,222
Pennsylvania Gen. Oblig.:
Series 2011, 5% 7/1/21	1,860	1,978
Series 2017, 5% 1/1/27	3,955	4,872
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2014:
5% 12/1/21	270	291
5% 12/1/22	835	930
Pennsylvania Indl. Dev. Auth. Rev. Series 2012, 5% 7/1/21	1,140	1,212
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of Harrisburg Proj.) Series 2016 A, 5% 12/1/21 (FSA Insured)	4,890	5,251
Philadelphia Arpt. Rev.:
Series 2017 A, 5% 7/1/24	490	572
Series 2017 B, 5% 7/1/24 (c)	2,445	2,822
Philadelphia Gas Works Rev. Series 15, 5% 8/1/21	1,225	1,307
Philadelphia School District Series 2018 A:
5% 9/1/24	1,000	1,155
5% 9/1/25	700	829
5% 9/1/26	750	904
Reading School District Series 2017:
5% 3/1/25 (FSA Insured)	320	375
5% 3/1/26 (FSA Insured)	260	311
5% 3/1/27 (FSA Insured)	250	306
5% 3/1/28 (FSA Insured)	245	298

TOTAL PENNSYLVANIA		46,426

Rhode Island - 1.1%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016:
5% 5/15/20	645	658
5% 5/15/21	1,475	1,551
5% 5/15/22	1,955	2,116
5% 5/15/23	1,180	1,312
5% 5/15/24	2,300	2,622
5% 5/15/25	5,385	6,283
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev. Series 2015, 5% 5/15/25 (FSA Insured)	5,910	6,989
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	960	1,051
Rhode Island Student Ln. Auth. Student Ln. Rev. Series 2019 A:
5% 12/1/23 (c)	750	844
5% 12/1/24 (c)	1,000	1,150
5% 12/1/25 (c)	1,250	1,467
5% 12/1/26 (c)	1,000	1,196
5% 12/1/28 (c)	510	628
Tobacco Setlement Fing. Corp. Series 2015 A:
5% 6/1/26	3,425	3,975
5% 6/1/27	980	1,132

TOTAL RHODE ISLAND		32,974

South Carolina - 0.9%
Lancaster County School District ( South Carolina Gen. Oblig. Proj.) Series 2017, 5% 3/1/22	2,020	2,199
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2011, 5% 11/1/19	1,165	1,168
Richland County School District #2 Gen. Oblig. (South Carolina Gen. Oblig. Proj.) Series 2015 A, 5% 2/1/23	2,565	2,875
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/23	4,345	4,933
5% 12/1/26	1,075	1,263
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50	1,445	1,593
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2013, 5% 11/1/28 (Pre-Refunded to 11/1/22 @ 100)	1,465	1,629
South Carolina Pub. Svc. Auth. Rev.:
Series 2012 B, 5% 12/1/20	980	1,018
Series 2014 C:
5% 12/1/22	1,075	1,191
5% 12/1/23	4,890	5,569
Series A, 5% 12/1/23	2,995	3,411

TOTAL SOUTH CAROLINA		26,849

South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev. Series 2014 B:
4% 11/1/19	390	391
4% 11/1/20	610	627
4% 11/1/21	490	516
5% 11/1/22	365	404

TOTAL SOUTH DAKOTA		1,938

Tennessee - 0.7%
Greeneville Health & Edl. Facilities Board Series 2018 A, 5% 7/1/21	650	688
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (a)	11,590	13,337
Tennessee Energy Acquisition Corp. Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (a)	6,040	6,459

TOTAL TENNESSEE		20,484

Texas - 11.3%
Aledo Independent School District Series 2015, 0% 2/15/24	1,195	1,115
Austin Arpt. Sys. Rev. Series 2019 B:
5% 11/15/23 (c)	600	682
5% 11/15/24 (c)	625	729
5% 11/15/25 (c)	650	776
Central Reg'l. Mobility Auth. Series 2016:
5% 1/1/21	490	510
5% 1/1/22	1,465	1,570
5% 1/1/23	2,395	2,640
5% 1/1/24	3,295	3,723
5% 1/1/26	2,800	3,322
Cypress-Fairbanks Independent School District Bonds:
Series 2014 B1, 1.25%, tender 8/15/22 (a)	2,420	2,404
Series 2014 B2, 1.4%, tender 8/17/20 (a)	3,220	3,217
Series 2014 B3, 1.4%, tender 8/17/20 (a)	3,485	3,481
Series 2015 B2, 2.125%, tender 8/16/21 (a)	16,000	16,184
Dallas County Gen. Oblig. Series 2016 5% 8/15/22	3,445	3,804
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2013 F:
5% 11/1/21	2,935	3,159
5% 11/1/22	4,890	5,436
Series 2014 D, 5% 11/1/23 (c)	1,905	2,163
Dallas Independent School District Bonds:
Series 2016 B5, 5%, tender 2/15/21 (a)	7,825	8,195
Series 2016, 5%, tender 2/15/22 (a)	150	163
Series 2019, 5%, tender 2/15/22 (a)	7,765	8,390
Denton Independent School District:
Bonds Series 2014 B, 2%, tender 8/1/24 (a)	1,970	2,011
Series 2016, 0% 8/15/25	1,610	1,463
Fort Bend Independent School District Bonds:
Series 2019 A, 1.95%, tender 8/1/22 (a)	9,990	10,108
Series C, 1.35%, tender 8/1/20 (a)	1,695	1,693
Series D, 1.5%, tender 8/1/21 (a)	3,060	3,060
Fort Worth Gen. Oblig. Series 2015 A, 5% 3/1/23	1,670	1,875
Fort Worth Independent School District Series 2015, 5% 2/15/22	1,580	1,716
Gregg County Health Facilities Dev. Series 2012 C, 5% 7/1/42 (Pre-Refunded to 7/1/22 @ 100)	6,135	6,732
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt. of Texas, Inc. Denton County Proj.) Series 2003 B, 2.15%, tender 5/1/20 (a)(c)	2,000	2,005
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2014 A, 5% 12/1/26	1,085	1,266
Houston Arpt. Sys. Rev.:
Series 2012 A, 5% 7/1/23 (c)	3,720	4,064
Series 2018 A:
5% 7/1/23 (c)	750	842
5% 7/1/25 (c)	1,550	1,829
Houston Gen. Oblig. Series 2013 A, 5% 3/1/22	5,520	6,000
Houston Independent School District:
Bonds:
Series 2012, 2.4%, tender 6/1/21 (a)	12,235	12,415
Series 2013 B, 2.4%, tender 6/1/21 (a)	5,880	5,967
Series 2017, 3% 2/15/22	13,810	14,369
Leander Independent School District Series 2013 A, 0% 8/15/21	1,870	1,819
Lewisville Independent School District Series 1996, 0% 8/15/21	2,110	2,050
Love Field Arpt. Modernization Rev. Series 2015:
5% 11/1/22 (c)	1,000	1,106
5% 11/1/23 (c)	2,125	2,414
Lower Colorado River Auth. Rev. Series 2010 B, 5% 5/15/21	2,965	3,033
Mansfield Independent School District Series 2016, 5% 2/15/24	4,185	4,835
Midlothian Independent School District Series 2013 C, 2%, tender 8/1/24 (a)	1,645	1,679
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/26	2,425	2,870
North East Texas Independent School District Bonds:
Series 2013 B, 1.42%, tender 8/1/21 (a)	2,620	2,616
Series 2019, 2.2%, tender 8/1/24 (a)	1,845	1,899
North Harris County Reg'l. Wtr. Auth. Series 2013, 4% 12/15/22	1,545	1,671
North Texas Tollway Auth. Rev.:
Series 2011 A, 5.5% 9/1/41 (Pre-Refunded to 9/1/21 @ 100)	16,800	18,119
Series 2011 D, 5% 9/1/28 (Pre-Refunded to 9/1/21 @ 100)	4,100	4,383
Northside Independent School District Bonds:
Series 2019, 1.6%, tender 8/1/24 (a)	7,330	7,336
2%, tender 6/1/21 (a)	11,865	11,962
Pasadena Independent School District Bonds Series 2015 B, 1.5%, tender 8/15/24 (a)	6,615	6,605
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/20	980	1,013
San Antonio Elec. & Gas Sys. Rev. Bonds:
Series 2015 B, 2%, tender 12/1/21 (a)	3,965	3,991
Series 2018, 2.75%, tender 12/1/22 (a)	10,100	10,472
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/21	980	1,050
5% 9/15/22	3,365	3,711
San Antonio Wtr. Sys. Rev. Bonds Series 2013 F, 2%, tender 11/1/21 (a)	7,420	7,482
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2016 A:
5% 10/1/20	3,405	3,530
5% 10/1/21	2,935	3,150
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/21	735	784
5% 8/15/23	980	1,108
Series 2013, 5% 9/1/20	895	924
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Mrc Crestview Proj.) Series 2010, 8.125% 11/15/44 (Pre-Refunded to 11/15/20 @ 100)	2,875	3,088
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2016 A, 5% 2/15/26	1,465	1,777
Series 2017 A, 5% 2/15/24	1,955	2,251
Texas Gen. Oblig.:
Bonds:
Series 2019 C2, 1.85%, tender 8/1/22 (a)	1,510	1,514
Series 2019 E2, 2.25%, tender 8/1/22 (a)	6,805	6,851
Series 2013 B, 5.25% 8/1/21 (c)	8,805	9,427
Series 2018, 4% 8/1/21 (c)	2,340	2,453
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2015 A, 5%, tender 4/1/20 (a)	17,160	17,457
Texas Wtr. Dev. Board Rev. Series 2018 B:
5% 4/15/22	5,500	6,010
5% 10/15/22	3,170	3,521
5% 4/15/23	4,000	4,510
Tomball Independent School District Bonds Series 2014 B2, 2.125%, tender 8/15/21 (a)	4,920	4,977
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2016, 5% 8/1/23	1,550	1,759

TOTAL TEXAS		326,285

Utah - 0.5%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series 2018 A, 5% 7/1/21	12,655	13,475
Virginia - 0.5%
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A:
4% 7/15/20	590	601
5% 7/15/21	390	413
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/24	2,290	2,649
Gloucester County Indl. Dev. Auth. Bonds Series 2003 A, 2.4%, tender 5/2/22 (a)(c)	1,500	1,527
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 2008 B, 2.15%, tender 9/1/20 (a)	2,605	2,619
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
5% 6/15/24	1,185	1,371
5% 6/15/25	980	1,161
5% 6/15/26	1,680	2,038
Sussex County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds Series 2003 A, 2.4%, tender 5/2/22 (a)(c)	945	962
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds Series 2009 A, 2.15%, tender 9/1/20 (a)	1,175	1,181
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.9%, tender 6/1/23 (a)	800	809

TOTAL VIRGINIA		15,331

Washington - 1.2%
Grant County Pub. Util. District #2 Series 2012 A, 5% 1/1/21	1,825	1,908
Port of Seattle Rev.:
Series 2016 B:
5% 10/1/20 (c)	2,870	2,973
5% 10/1/21 (c)	2,720	2,913
5% 10/1/22 (c)	2,445	2,704
5% 10/1/23 (c)	2,965	3,367
Series 2019:
5% 4/1/22 (c)	1,785	1,939
5% 4/1/23 (c)	1,785	1,998
5% 4/1/24 (c)	2,000	2,299
5% 4/1/25 (c)	2,000	2,350
Tacoma Elec. Sys. Rev.:
Series 2013 A:
4% 1/1/21	195	202
5% 1/1/21	1,730	1,810
Series 2017:
5% 1/1/22	785	849
5% 1/1/25	660	781
5% 1/1/26	390	474
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/22	2,165	2,358
Washington Health Care Facilities Auth. Rev.:
(Providence Health Systems Proj.) Series 2012 A, 5% 10/1/24	795	878
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/25	980	1,131
5% 8/15/26	1,955	2,294
5% 8/15/27	2,125	2,526

TOTAL WASHINGTON		35,754

West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds (Appalachian Pwr. Co. Amos Proj.) Series 2011 A, 1.7%, tender 9/1/20 (a)(c)	6,610	6,606
Wisconsin - 1.4%
Milwaukee County Arpt. Rev. Series 2013 A:
5% 12/1/20 (c)	1,300	1,351
5% 12/1/22 (c)	1,440	1,590
5.25% 12/1/23 (c)	1,505	1,723
Pub. Fin. Auth. Rev. (Denver Int'l. Arpt. Great Hall Proj.) Series 2017, 5% 9/30/22 (c)	295	303
Pub. Fin. Auth. Sr Liv Rev. (Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 A, 5% 5/15/23 (d)	365	401
Wisconsin Health & Edl. Facilities:
(Hosp. Sisters Svcs., Inc.) Series 2014 A, 5% 11/15/22	3,305	3,659
Bonds Series 2018 B:
5%, tender 1/25/23 (a)	8,500	9,468
5%, tender 1/31/24 (a)	8,810	10,092
Series 2014:
5% 5/1/20	400	407
5% 5/1/21	625	655
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2012, 5% 10/1/21	1,370	1,467
Wisconsin St Gen. Fund Annual Appropriation Series 2019 A, 5% 5/1/22	8,100	8,871

TOTAL WISCONSIN		39,987

TOTAL MUNICIPAL BONDS
(Cost $2,579,763)		2,629,812

Municipal Notes - 9.1%
California - 1.7%
1500 Mission Urban Hsg. LP Participating VRDN Series DBE 80 38, 1.93% 10/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	15,000	$15,000
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XM 06 75, 1.83% 10/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(f)(g)	1,500	1,500
Series Floaters ZF 26 76, 1.78% 10/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(f)(g)	6,000	6,000
Series XF 28 38, 1.73% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(f)(g)	2,000	2,000
Series XL 01 13, 1.73% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(f)(g)	8,070	8,070
Series ZM 07 72, 1.83% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(f)(g)	3,555	3,555
Wilshire Vermont Station Apts Participating VRDN Series Spears DBE 80 16, 1.88% 10/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(f)(g)	12,600	12,600

TOTAL CALIFORNIA		48,725

Colorado - 0.5%
Denver City & County Arpt. Rev. Participating VRDN:
Series DBE 8027, 1.83% 10/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(f)(g)	5,200	5,200
Series Floaters XL 00 90, 1.83% 10/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(f)(g)	5,000	5,000
Series Floaters XM 07 15, 1.88% 10/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(f)(g)	4,590	4,590

TOTAL COLORADO		14,790

Florida - 1.2%
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Participating VRDN Series Floaters XF 05 77, 1.78% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(f)(g)	3,300	3,300
Palm Beach County Health Facilities Auth. Rev. Participating VRDN Series Floaters 017, 1.88% 11/12/19 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	31,700	31,700

TOTAL FLORIDA		35,000

Illinois - 0.1%
Illinois Gen. Oblig. Participating VRDN Series Floaters XM 01 86, 1.83% 10/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	3,200	3,200
Indiana - 0.6%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.):
Series 2003 A, 1.75% 10/7/19, VRDN (a)(c)	2,700	2,700
Series 2003 B, 1.81% 10/7/19, VRDN (a)(c)	14,250	14,250

TOTAL INDIANA		16,950

Minnesota - 0.3%
Shakopee Minn Sr Hsg. Rev. Participating VRDN Series Floaters 001, 1.88% 11/12/19 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)(h)	10,000	10,000
Missouri - 0.3%
Kansas City Indl. Dev. Auth. Participating VRDN Series XM 07 45, 1.8% 10/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(f)(g)	9,050	9,050
New York - 3.8%
Build NYC FC Hanson Office Assn. Participating VRDN Series BAML 50 20, 1.81% 10/7/19 (Liquidity Facility Bank of America NA) (a)(c)(f)(g)	27,700	27,700
Build NYC Resource Corp. Rev. Participating VRDN Series Floaters XF 10 80, 1.83% 10/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	14,000	14,000
Nassau County IDA Bryant Landing Participating VRDN Series BAML 50 18, 1.81% 10/7/19 (Liquidity Facility Bank of America NA) (a)(c)(f)(g)	19,300	19,300
New York Metropolitan Trans. Auth. Rev. BAN:
Series 2018 B, 5% 5/15/20	3,500	3,576
Series 2018 C, 5% 9/1/21	3,435	3,660
Series 2019 D1, 5% 9/1/22	38,000	41,630

TOTAL NEW YORK		109,866

North Carolina - 0.1%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. Series 2000 B, 1.73% 10/7/19, VRDN (a)(c)	2,300	2,300
South Carolina - 0.2%
Berkeley County Indl. Dev. Rev. Series A, 1.69% 10/7/19, VRDN (a)(c)	1,500	1,500
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series Floaters XM 02 91, 1.83% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(f)(g)	2,790	2,790

TOTAL SOUTH CAROLINA		4,290

Texas - 0.3%
North Texas Tollway Auth. Rev. Participating VRDN Series XM0085, 1.78% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	5,400	5,400
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 1.87% 10/1/19, VRDN (a)	1,825	1,825
Series 2010 B, 1.87% 10/1/19, VRDN (a)	1,000	1,000

TOTAL TEXAS		8,225

TOTAL MUNICIPAL NOTES
(Cost $262,657)		262,396
	Shares	Value (000s)

Money Market Funds - 0.4%
Fidelity Municipal Cash Central Fund 1.67% (i)(j)
(Cost $12,619)	12,617,738	12,619
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $2,855,039)		2,904,827
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(12,815)
NET ASSETS - 100%		$2,892,012

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,003,000 or 0.5% of net assets.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Provides evidence of ownership in one or more underlying municipal bonds.

 (g) Coupon rates are determined by re-marketing agents based on current market conditions.

 (h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,000,000 or 0.3% of net assets.

 (i) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Shakopee Minn Sr Hsg. Rev. Participating VRDN Series Floaters 001, 1.88% 11/12/19 (Liquidity Facility Barclays Bank PLC)	1/10/19	$10,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$435
Total	$435

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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